Segment Information - Summary Of Revenue from External Customers by Geographic Areas (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 10,367,096	$ 1,482,475	¥ 10,562,971	¥ 12,002,323
Chinese mainland [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	8,367,094		9,392,079	11,203,978
Overseas [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 2,000,002		¥ 1,170,892	¥ 798,345